Summary of Number of Shares Granted Each Year (Detail) (Non vested Restricted Awards, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non vested Restricted Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	206,040	197,186	513,920
Market value	$ 3.6	$ 3.1	$ 6.8